File No. 33-58248

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

     Pre-Effective Amendment No.                                       [ ]


     Post-Effective Amendment No. 6                                    [X]


                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]


     Amendment No. 6                                                   [X]



                       (Check appropriate box or boxes.)

                    Dreyfus International Equity Fund, Inc.
              (Exact Name of Registrant as Specified in Charter)


           c/o The Dreyfus Corporation
           200 Park Avenue, New York, New York          10166
           (Address of Principal Executive Offices)     (Zip Code)


     Registrant's Telephone Number, including Area Code: (212) 922-6000

                          Daniel C. Maclean III, Esq.
                                200 Park Avenue
                           New York, New York 10166
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)


      X    immediately upon filing pursuant to paragraph (b)
     ----
           on     (date)      pursuant to paragraph (b)
     ----
           60 days after filing pursuant to paragraph (a)(i)
     ----
           on     (date)      pursuant to paragraph (a)(i)
     ----
           75 days after filing pursuant to paragraph (a)(ii)
     ----
           on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----


If appropriate, check the following box:

           this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----

     Registrant has registered an indefinite number of shares of its common stock under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended May 31, 1995 was filed on July 13, 1995.
                 Dreyfus International Equity Fund, Inc.
                 Cross-Reference Sheet Pursuant to Rule 495(a)


Items in
Part A of
Form N-1A      Caption                                       Page
_________      _______                                       ____

   1           Cover Page                                     Cover

   2           Synopsis                                       3

   3           Condensed Financial Information                3

   4           General Description of Registrant              4

   5           Management of the Fund                         6

   5(a)        Management's Discussion of Fund's Performance  *

   6           Capital Stock and Other Securities             18

   7           Purchase of Securities Being Offered           7

   8           Redemption or Repurchase                       13

   9           Pending Legal Proceedings                      *


Items in
Part B of
Form N-1A
---------

   10          Cover Page                                     Cover

   11          Table of Contents                              Cover

   12          General Information and History                B-2; B-30

   13          Investment Objectives and Policies             B-2

   14          Management of the Fund                         B-11

   15          Control Persons and Principal                  B-15
               Holders of Securities

   16          Investment Advisory and Other                  B-15
               Services

_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.
           Dreyfus International Equity Fund, Inc.
     Cross-Reference Sheet Pursuant to Rule 495(a) (continued)


Items in
Part B of
Form N-1A      Caption                                        Page
_________      _______                                        _____

   17          Brokerage Allocation                           B-26

   18          Capital Stock and Other Securities             B-28

   19          Purchase, Redemption and Pricing               B-19, B-20 and

               of Securities Being Offered                    B-25

   20          Tax Status                                     *

   21          Underwriters                                   B-1 and B-19

   22          Calculations of Performance Data               B-29

   23          Financial Statements                           B-36


Items in
Part C of
Form N-1A
_________

   24          Financial Statements and Exhibits              C-1

   25          Persons Controlled by or Under                 C-4
               Common Control with Registrant

   26          Number of Holders of Securities                C-4

   27          Indemnification                                C-4

   28          Business and Other Connections of              C-5
               Investment Adviser

   29          Principal Underwriters                         C-11

   30          Location of Accounts and Records               C-14

   31          Management Services                            C-14

   32          Undertakings                                   C-14


_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.



Part A, Part B and Part C (except Item 24, which is included herein) are incorporated by reference to Registrant's Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on September 28, 1995.




                    Dreyfus International Equity Fund, Inc.


                           PART C. OTHER INFORMATION
                           _________________________


Item 24.   Financial Statements and Exhibits. - List
_______    _________________________________________

     (a)   Financial Statements:

                Included in Part A of the Registration Statement

                Condensed Financial Information for the period from June 29, 1993 (commencement of operations) to May 31, 1994 and for the one year period ended May 31, 1995.

                Included in Part B of the Registration Statement:

                     Statement of Investments--May 31, 1995

                     Statement of Assets and Liabilities--May 31, 1995

                     Statement of Operations--year ended May 31, 1995

                     Statement of Changes in Net Assets--for each of the years ended May 31, 1994 and May 31, 1995

                     Notes to Financial Statements

                     Report of Ernst & Young LLP, Independent Auditors, dated June 30, 1995






All Schedules and other financial statement information, for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission, are either omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes thereto which are included in Part B of the Registration Statement.


Item 24.   Financial Statements and Exhibits. - List (continued)
_______    _____________________________________________________

  (b)      Exhibits:


  (1) Registrant's Articles of Incorporation are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.


  (2) Registrant's By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.



  (4) Specimen copy of Stock Certificate is incorporated by reference to Exhibit (4) of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on June 28, 1993.


  (5) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.


  (5)(a) Sub-Investment Advisory Agreement is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.


  (6)(a)   Distribution Agreement is incorporated by reference to Exhibit
           (6)(a) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.


  (6)(b) Form of Shareholder Services Agreement is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.


  (8) Custody Agreement is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.


  (9)      Shareholder Services Plan is incorporated by reference to Exhibit
           (9) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.


  (10) Opinion and consent of Registrant's Counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.


  (11) Consent of Independent Auditors is incorporated by reference to Exhibit (11) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.


  (15) Distribution Plan is incorporated by reference to Exhibit (15) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.



  (16) Schedule of Computation of Performance Data is incorporated by reference to Exhibit (16) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on December 27, 1993.


Item 24.   Financial Statements and Exhibits. - List (continued)
_______    _____________________________________________________

           Other Exhibits
           ______________


                (a) Powers of Attorney of the Directors are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.


                (b) Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (c) of Post-Effective Amendment No. 5 to the Registration Statement, filed on September 28, 1995.


                (c)  Fund Profile.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New
York, and State of New York on the        day of October, 1995.

                    Dreyfus International Equity Fund, Inc.


            BY:    /s/Marie E. Connolly                      *
                   __________________________________________
                   MARIE E. CONNOLLY, PRESIDENT

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                     Title                          Date
__________________________      _______________________________     ________
/s/Marie E. Connolly*           President and Treasurer (Principal  10/  /95
_____________________________   Executive and Principal Financial
Marie E. Connolly               and Accounting Officer)

/s/Joseph S. DiMartino*         Director                            10/  /95
_____________________________
Joseph S. DiMartino

/s/David P. Feldman*            Director                            10/  /95
_____________________________
David P. Feldman

/s/John M. Fraser, Jr.*         Director                            10/  /95
_____________________________
John M. Fraser, Jr.

/s/Robert R. Glauber*           Director                            10/  /95
_____________________________
Robert R. Glauber

/s/James F. Henry*              Director                            10/  /95
_____________________________
James F. Henry




         Signatures                     Title                          Date
__________________________      _______________________________    _________

/s/Rosalind Gersten Jacobs*     Director                            10/  /95
_____________________________
Rosalind Gersten Jacobs

/s/Irving Kristol*              Director                            10/ /95
_____________________________
Irving Kristol

/s/Paul A. Marks*               Director                            10/ /95
_____________________________
Paul A. Marks

/s/Martin Peretz*               Director                            10/  /95
_____________________________
Martin Peretz

/s/Bert W. Wasserman*           Director                            10/  /95
_____________________________
Bert W. Wasserman



*BY:     /s/ Eric B. Fischman
         __________________________
         Eric B. Fischman,
         Attorney-in-Fact






                                 EXHIBIT INDEX


Other Exhibits


     Fund Profile                                  1